Liquidity	12 Months Ended
Dec. 31, 2024
Liquidity
Liquidity

(E.3) Liquidity

y Accounting for Non-Derivative Financial Instruments

Classification and Measurement of Non-Derivative Financial Debt Investments

Our non-derivative financial debt investments comprise cash at banks and cash equivalents (highly liquid investments with original maturities of three months or less, such as time deposits and money-market funds), loans and other financial receivables, and acquired debt securities.

We generally classify financial assets as: at amortized cost (AC), at fair value through other comprehensive income (FVOCI), or at fair value through profit or loss (FVTPL), depending on the contractual cash flows of, and our business model for, holding the respective asset. Financial assets having cash flow characteristics other than solely principal and interest such as money market and similar funds are classified as FVTPL. Generally, other financial assets with cash flows consisting solely of principal and interest are held within a business model whose objective is "hold to collect" and are thus classified as AC. Occasionally, such other financial assets are held within a business model whose objective is "hold to collect and sell" in which case they are classified as FVOCI.

Gains/losses on non-derivative financial debt investments at FVTPL are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses from fair value fluctuations and disposals. Gains/losses on non-derivative financial debt investments at AC are reported in Financial income, net and show interest income/expenses separately from other gains/losses which include gains/losses on disposals and changes in expected and incurred credit losses. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net. Regular way purchases and sales are recorded as at the trade date.

Impairment of Non-Derivative Financial Debt Investments

For these financial assets, we apply considerable judgment by employing the general impairment approach as follows:

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For cash at banks, time deposits, and debt securities such as acquired bonds and acquired commercial paper, we apply the low credit risk exception, as it is our policy to invest only in high-quality assets of issuers with a minimum rating of at least investment grade to minimize the risk of credit losses. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model, and we record a loss allowance at an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. Even though we invest only in assets of at least investment-grade, we also closely observe the development of credit default swap spreads as a measure of market participants’ assessments of the creditworthiness of a debtor to evaluate probable significant increases in credit risk to timely react to changes should these manifest. Among others, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties or if there is a drastic increase in a counterparty’s credit default swap spread for a prolonged time period while the overall market environment remains generally stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.
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Loans and other financial receivables are monitored based on borrower-specific internal and external information to determine whether there has been a significant increase in credit risk since initial recognition. We consider such assets to be in default if they are significantly beyond their due date or if the borrower is unlikely to pay its obligation. A write-off occurs when the likelihood of recovery is considered remote, for example when bankruptcy proceedings have been finalized or when all enforcement efforts have been exhausted.

Non-Derivative Financial Liabilities

Non-derivative financial liabilities include bank loans, issued bonds, private placements, and other financial liabilities. Other financial liabilities also include customer funding liabilities which are funds we draw from and make payments on behalf of our customers for customers’ employee expense reimbursements, related credit card payments, and vendor payments. We present these funds in cash and cash equivalents and record our obligation to make these expense reimbursements and payments on behalf of our customers as customer funding liabilities.

As we do not designate financial liabilities as FVTPL, we generally classify non-derivative financial liabilities as AC.

Expenses and gains or losses on financial liabilities at AC mainly consist of interest expense which is shown in Financial income, net. Gains/losses from foreign currency exchange rate fluctuations are included in Other non-operating income/expense, net.

Group Liquidity, Financial Debt, and Net Debt

Group liquidity consists of cash at banks, money market and other funds, as well as time deposits and debt securities (both with remaining maturities of less than one year). Financial debt is defined as the nominal volume of bank loans, issued commercial paper, private placements, and bonds. Net debt is group liquidity less financial debt.

Group Liquidity and Net Debt

€ millions	2024	2023	∆
/ Cash and cash equivalents	9,609	8,124	1,485
Current time deposits and debt securities	1,471	3,151	-1,680
Group liquidity	11,080	11,275	-195
Current financial debt	-3,639	-1,143	-2,496
Non-current financial debt	-5,746	-6,612	866
Financial debt	-9,385	-7,755	-1,631
Net debt (–)	1,695	3,521	-1,825

While we continuously monitor the ratios presented in the capital structure table, we actively manage our liquidity and structure of our financial indebtedness based on the ratios group liquidity and net debt.

Cash and Cash Equivalents

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	3,962	0	3,962	3,369	0	3,369
Time deposits	1,659	0	1,659	2,130	0	2,130
Money market and other funds	3,991	0	3,991	2,478	0	2,478
Debt securities	0	0	0	150	0	150
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	9,609	0	9,609	8,124	0	8,124

Non-Derivative Financial Debt Investments

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	1,425	0	1,425	3,028	0	3,028
Debt securities	53	74	128	129	0	129
Financial instruments related to employee benefit plans	0	287	287	0	244	244
Loans and other financial receivables	98	231	329	58	50	108
Expected credit loss allowance	-7	0	-7	-7	0	-7
Non-derivative financial debt investments	1,569	593	2,161	3,209	294	3,503
/ Other financial assets	1,629	7,141	8,770	3,344	5,543	8,887
Non-derivative financial debt investments as % of / Other financial assets	96	8	25	96	5	39

Time deposits with original maturity of three months or less are presented as cash and cash equivalents, and those with original maturities of greater than three months (investments considered in group liquidity) are presented as other financial assets. Debt securities consist of acquired commercial paper and acquired bonds of mainly financial and non-financial corporations and municipalities.

The increase in money market funds and other funds was offset by a decrease in time deposits. This strategic shift was aimed at securing liquidity as needed.

For more information about financial risk and the nature of risk, see Note (F.1).

Financial Debt

€ millions	2024					2023
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	889	5,650	888	5,201	6,090	850	6,521	849	5,932	6,780
Private placement transactions	0	96	0	99	99	292	90	294	95	388
Commercial Paper	500	0	498	0	498	0	0	0	0	0
Bank loans	2,250	0	2,250	0	2,250	0	0	0	0	0
Financial debt	3,639	5,746	3,636	5,301	8,937	1,143	6,612	1,143	6,026	7,169
/ Financial liabilities			4,277	7,169	11,446			1,735	7,941	9,676
Financial debt as % of / Financial liabilities			85	74	78			66	76	74

Financial liabilities are unsecured, except for the retention of title and similar rights customary in our industry. Effective interest rates on our financial debt (including the effects from interest rate swaps) were 3.33% in 2024, 3.49% in 2023, and 1.23% in 2022.

None of our financial debt is restricted by financial covenants. Our financial debt includes covenants customarily used, such as change of control or regulatory changes that trigger an immediate repayment. Bonds and private placements are classified as non-current as at December 31, 2024, as SAP has an existing right to defer settlement for at least 12 months after the reporting period. For more information about the risk associated with our financial liabilities, see Note (F.1). For more information about fair values, see Note (F.2).

Bonds

	2024							2023
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	947	914
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	600	599
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	500	499
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	442	428
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	0	849
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	923	891
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,079	1,045
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	599	598
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	712	686
Eurobonds							5,801	6,509
USD bond - 2018	2025	100.000%	4.69% (fix)	4.74%	US$	300	289	271
Bonds							6,090	6,780

All of our Eurobonds are listed for trading on the Luxembourg Stock Exchange.

Private Placements

	2024					2023
	Maturity	Coupon Rate	Effective Interest	Nominal Volume	Carrying Amount	Carrying Amount
			Rate	(in respective	(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	0	294
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	99	95
Private placements					99	388

The U.S. private placement notes were issued by one of our subsidiaries that has the U.S. dollar as its functional currency.

Commercial Paper Program

The net proceeds from our commercial paper program (Commercial Paper, or CP) are being used for general corporate purposes. As at December 31, 2024, we have €500 million of CP outstanding with maturities generally less than 12 months and the carrying amount amounted to €498 million (December 31, 2023: €0). The weighted average interest rate of our CP is – 3.03% as at December 31, 2024 (December 31, 2023: 0%).

Loans

SAP drew short-term loans of €2,250 million for general corporate purposes, including the acquisition of WalkMe, that can be flexibly repaid until December 2025. The effective interest rate on the loans is 3.25% in 2024 (2023: 0%). The loans contain information covenants.

Reconciliation of Liabilities Arising from Financing Activities

The changes in our financial debts are reconciled to the cash flows from borrowings included in the cash flow from financing activities.

€ millions	1/1/2024	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2024
			Combinations	Currency	Changes
Current financial debt	1,143	1,594	0	35	0	868	3,639
Non-current financial debt	6,612	0	0	2	0	-868	5,746
Financial debt (nominal volume)	7,755	1,594	0	37	0	0	9,385
Basis adjustment	-550	0	0	0	131	0	-419
Transaction costs	-35	-3	0	0	0	10	-29
Financial debt (carrying amount)	7,169	1,591	0	37	131	10	8,937
Accrued interest and payment to banks	94	13	0	0	0	123	230
Interest rate swaps	537	0	0	0	-129	0	408
Lease[1]	1,621	-310	0	32	0	372	1,715
Total liabilities from financing activities	9,421	1,294	0	69	2	504	11,290

[1] Other includes new lease liabilities.

€ millions	1/1/2023	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2023
			Combinations	Currency	Changes
Current financial debt	3,986	-3,986	0	0	0	1,142	1,143
Non-current financial debt	7,778	0	0	-24	0	-1,142	6,612
Financial debt (nominal volume)	11,764	-3,986	0	-24	0	0	7,755
Basis adjustment	-773	0	0	2	221	0	-550
Transaction costs	-47	0	0	0	0	12	-35
Financial debt (carrying amount)	10,943	-3,986	0	-22	221	12	7,169
Accrued interest	203	-83	0	0	0	-27	94
Interest rate swaps	753	0	0	-1	-215	0	537
Lease	2,140	-332	0	55	0	-241	1,621
Total liabilities from financing activities	14,039	-4,400	0	32	7	-256	9,421